Emissions Liabilities - Disclosure of Quantity of Emissions Rights Allocated Free of Charge (Detail)	Dec. 31, 2022 CO2
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	3,613,336
Quantities allocated in 2020 [member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	814,842
Quantities allocated in 2021 [member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	1,387,671
Quantities Allocated in 2022 [Member]
Disclosure of quantity of emissions rights allocated free of charge [Line Items]
Emissions rights allocated free of charge	1,410,823